Condensed Statements of Changes in Shareholders' Deficiency - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Beginning balance	$ (4,464,000)	$ (10,070,000)	$ (1,828,000)	$ (4,464,000)	$ 1,157,000	$ 1,157,000	$ (29,000)
Fair value of vested options		692,000		2,133,000
Fair value of vested options and warrants issue for services			643,000		2,045,000	2,721,000	1,768,000
Fair value of warrants issued as a debt discount	76,000			76,000			2,482,000
Fair value of common shares issued for services		70,000	341,000	706,000	1,309,000	1,545,000	$ 1,744,000
Fair value of common shares issued for services, shares							288,909
Common shares and warrants issued in private offerings							$ 5,245,000
Common shares issued on the exercise of warrants			77,000	$ 114,000	1,558,000	$ 1,558,000
Common shares issued on the exercise of warrants, shares
Common shares issued with convertible notes and promissory notes		332,000		$ 1,313,000
Net Loss		(2,131,000)	(4,261,000)	(12,908,000)	(11,978,000)	$ (15,950,000)	$ (10,053,000)
Fair value of vested restricted stock units		70,000	150,000	224,000	225,000	388,000
Fair value of common shares issued for financing costs			943,000	1,519,000	1,554,000	2,497,000
Warrant modification cost				250,000
Common shares issued in private offerings			1,425,000		1,620,000	1,620,000
Ending balance		(11,037,000)	(2,510,000)	(11,037,000)	(2,510,000)	(4,464,000)	1,157,000
Common Stock [Member]
Beginning balance	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Beginning balance, shares	11,899,865	12,312,065	11,446,760	11,899,865	10,995,066	10,995,066	9,824,825
Fair value of vested options
Fair value of vested options and warrants issue for services
Fair value of warrants issued as a debt discount
Fair value of common shares issued for services
Fair value of common shares issued for services, shares		16,826	38,597	84,221	148,020	174,739	288,909
Common shares and warrants issued in private offerings
Common shares and warrants issued in private offerings, shares							881,332
Common shares issued on the exercise of warrants
Common shares issued on the exercise of warrants, shares			13,148	19,255	264,315	264,315
Common shares issued with convertible notes and promissory notes
Common shares issued with convertible notes and promissory notes shares		82,500		220,550
Fair value of vested restricted stock units
Fair value of vested restricted stock units, shares		7,764		7,764
Fair value of common shares issued for financing costs
Fair value of common shares issued for financing costs, shares			106,736	187,500	175,785	282,522
Warrant modification cost
Common shares issued in private offerings
Common shares issued in private offerings, shares			161,168		183,223	183,223
Ending balance		$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending balance, shares		12,419,155	11,766,409	12,419,155	11,766,409	11,899,865	10,995,066
Preferred Stock [Member]
Beginning balance
Beginning balance, shares	1	1	1	1	1	1	1
Fair value of vested options
Fair value of vested options and warrants issue for services
Fair value of warrants issued as a debt discount
Fair value of common shares issued for services
Common shares and warrants issued in private offerings
Common shares issued on the exercise of warrants
Common shares issued with convertible notes and promissory notes
Common shares issued with convertible notes and promissory notes shares
Fair value of vested restricted stock units
Fair value of common shares issued for financing costs
Warrant modification cost
Common shares issued in private offerings
Ending balance
Ending balance, shares		1	1	1	1	1	1
Additional Paid-in Capital [Member]
Beginning balance	$ 30,675,000	$ 34,626,000	$ 25,078,000	$ 30,675,000	$ 20,346,000	$ 20,346,000	$ 9,107,000
Fair value of vested options		692,000		2,133,000
Fair value of vested options and warrants issue for services			643,000		2,045,000	2,721,000	1,768,000
Fair value of warrants issued as a debt discount				76,000			2,482,000
Fair value of common shares issued for services		70,000	341,000	706,000	1,309,000	1,545,000	1,744,000
Common shares and warrants issued in private offerings							5,245,000
Common shares issued on the exercise of warrants			77,000	114,000	1,558,000	1,558,000
Common shares issued with convertible notes and promissory notes		332,000		1,313,000
Fair value of vested restricted stock units		102,000	150,000	(194,000)	225,000	388,000
Fair value of common shares issued for financing costs			943,000	749,000	1,554,000	2,497,000
Warrant modification cost				250,000
Common shares issued in private offerings			1,425,000		1,620,000	1,620,000
Ending balance		35,822,000	28,657,000	35,822,000	28,657,000	30,675,000	20,346,000
Retained Earnings [Member]
Beginning balance	(35,140,000)	(45,917,000)	(26,907,000)	(35,140,000)	(19,190,000)	(19,190,000)	(9,137,000)
Common shares and warrants issued in private offerings
Common shares issued on the exercise of warrants
Net Loss		(2,131,000)	(4,261,000)	(12,908,000)	(11,978,000)	(15,950,000)	(10,053,000)
Common shares issued in private offerings
Ending balance		(48,048,000)	$ (31,168,000)	(48,048,000)	$ (31,168,000)	(35,140,000)	$ (19,190,000)
Common Stock Issuable [Member]
Beginning balance		$ 1,220,000
Beginning balance, shares		243,370
Fair value of vested options
Fair value of warrants issued as a debt discount
Fair value of common shares issued for services
Common shares issued with convertible notes and promissory notes
Fair value of vested restricted stock units		$ (32,000)		$ 418,000
Fair value of vested restricted stock units, shares		(7,764)		43,131
Fair value of common shares issued for financing costs				$ 770,000
Fair value of common shares issued for financing costs, shares				192,475
Ending balance		$ 1,188,000		$ 1,188,000
Ending balance, shares		235,606		235,606